As filed with the Securities and Exchange Commission on March 9, 2026

Securities Act File No. 333-267188

Investment Company Act File No. 811-23823

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐	Pre-Effective Amendment No.__
☒	Post-Effective Amendment No. 128
AND/OR
☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒	Amendment No. 131

TEMA ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

Brookfield Place

200 Vesey Street, Suite 24106
New York, New York 10281

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 302.499.4928 ext. 801

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Maurits Pot

Tema ETFs LLC

Brookfield Place

200 Vesey Street, Suite 24106
New York, New York 10281

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On April 3, 2026 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Parts A, B and C filed in Post-Effective Amendment No. 16 to the Registration Statement of only the Tema ETF Trust on behalf of Tema Endowment ETF as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on September 13, 2024 (Accession Number 0001999371-24-011915), are herein incorporated by reference. This filing does not relate to the Tema Electrification filing. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until April 3, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the in the City of London, United Kingdom, on the 9th day of March 2026.

Tema ETF Trust

By:	/s/ Maurits Pot
Name:	Maurits Pot
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Maurits Pot	President	March 9, 2026
Maurits Pot

*	Trustee	March 9, 2026
Richard Keary

*	Trustee	March 9, 2026
John Jacobs

*	Trustee	March 9, 2026
Robert Sherry

/s/ Steve Munroe	Trustee	March 9, 2026
Steve Munroe

/s/ Frederick C. Teufel, Jr.	Treasurer and Principal Financial Officer	March 9, 2026
Frederick C. Teufel, Jr.

*By:	/s/ Maurits Pot
Maurits Pot

* Attorney-In-Fact – Pursuant to Power of Attorney Previously Filed dated April 21, 2023 for Messrs. Jacobs, Keary and Sherry, and filed with Registrant’s registration statement on Form N-1A dated May 24, 2022 and herein incorporated by reference.